Management Report - Segment Results of Operations (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Segment Results of Operations [Line Items]
Net revenues		€ 26,447		€ 30,014		€ 33,525
Provision for credit losses		525		1,383		956
Noninterest expenses [Abstract]
Compensation and benefits		12,253		11,874		13,293
General and administrative expenses		11,973		15,454		18,632
Policyholder benefits and claims		0		374		256
Impairment of goodwill and other intangible assets		21		1,256		5,776
Restructuring activities		447		(484)		710
Total noninterest expenses		24,695		29,442		38,667
Noncontrolling interests		0		0		0
Income (loss) before income taxes		€ 1,228		€ (810)		€ (6,097)
Cost/income ratio		93.00%		98.00%		115.00%
Assets		€ 1,474,732		€ 1,590,546		€ 1,629,130
Additions to non-current assets		1,803		2,019		1,539
Risk-weighted assets	[1]	344,212		357,518		396,714
CRD 4 leverage exposure measure (spot value at reporting date)		1,394,886		1,347,653		1,395,188
Average shareholders equity		€ 63,926		€ 62,082		€ 69,055
Post-tax return on average tangible shareholders equity		(1.40%)	[2]	(2.70%)	[3]	(12.30%)	[4]
Post-tax return on average shareholders equity		(1.20%)	[2]	(2.30%)	[3]	(9.80%)	[4]
Includes, Net Interest
Net interest income		€ 12,378		€ 14,707		€ 15,881
Net income (loss) from equity method investments		137		455		164
Includes, Equity Method
Equity method investments		866		1,027		1,013
Corporate & Investment Bank [Member]
Segment Results of Operations [Line Items]
Net revenues		14,226		16,763		18,899
Provision for credit losses		213		816		393
Noninterest expenses [Abstract]
Compensation and benefits		4,273		3,955		4,897
General and administrative expenses		8,782		9,655		11,662
Policyholder benefits and claims		0		0		0
Impairment of goodwill and other intangible assets		6		285		2,168
Restructuring activities		82		299		129
Total noninterest expenses		13,143		14,193		18,856
Noncontrolling interests		26		49		26
Income (loss) before income taxes		€ 843		€ 1,705		€ (376)
Cost/income ratio		92.00%		85.00%		100.00%
Assets	[5]	€ 1,127,028		€ 1,201,894		€ 1,236,770
Additions to non-current assets		125		22		3
Risk-weighted assets		231,574	[6]	237,596	[1]	247,423	[6]
CRD 4 leverage exposure measure (spot value at reporting date)		1,029,946		954,203		1,007,791
Average shareholders equity		€ 44,169		€ 40,518		€ 39,258	[7]
Post-tax return on average tangible shareholders equity		1.40%		3.00%	[3]	(0.70%)	[4]
Post-tax return on average shareholders equity		1.30%	[2]	2.80%	[3]	(0.60%)	[4]
Includes, Net Interest
Net interest income		€ 4,532		€ 6,314		€ 7,498
Net income (loss) from equity method investments		81		138		68
Includes, Equity Method
Equity method investments		553		698		650
Private & Commercial Bank [Member]
Segment Results of Operations [Line Items]
Net revenues		10,178		11,090		10,637
Provision for credit losses		313		439		511
Noninterest expenses [Abstract]
Compensation and benefits		3,979		4,042		4,161
General and administrative expenses		5,166		5,029		5,139
Policyholder benefits and claims		0		0		0
Impairment of goodwill and other intangible assets		12		0		3,608
Restructuring activities		(360)		(141)		(585)
Total noninterest expenses		9,518		9,212		13,495
Noncontrolling interests		(12)		0		0
Income (loss) before income taxes		€ 359		€ 1,439		€ (3,370)
Cost/income ratio		94.00%		83.00%		127.00%
Assets		€ 333,069		€ 329,869	[8]	€ 312,732
Additions to non-current assets		551		480		280
Risk-weighted assets		87,472	[9]	86,082	[9]	92,857	[1]
CRD 4 leverage exposure measure (spot value at reporting date)		344,087		342,424		329,902
Average shareholders equity		€ 14,934	[10]	€ 15,018	[10]	€ 14,333
Post-tax return on average tangible shareholders equity		1.90%	[2]	7.20%		(17.30%)	[4]
Post-tax return on average shareholders equity		1.60%	[2]	6.30%	[3]	(15.20%)	[4]
Includes, Net Interest
Net interest income		€ 5,876		€ 6,201		€ 6,415
Net income (loss) from equity method investments		3		5		40
Includes, Equity Method
Equity method investments		91		23		21
Deutsche Asset Management [Member]
Segment Results of Operations [Line Items]
Net revenues		2,532		3,015		3,016
Provision for credit losses		(1)		1		1
Noninterest expenses [Abstract]
Compensation and benefits		778		708		870
General and administrative expenses		1,025		1,071		1,209
Policyholder benefits and claims		0		374		256
Impairment of goodwill and other intangible assets		3		1,021		0
Restructuring activities		(6)		47		(2)
Total noninterest expenses		1,811		3,220		2,334
Noncontrolling interests		1		0		0
Income (loss) before income taxes		€ 720		€ (206)		€ 682
Cost/income ratio		72.00%		107.00%		77.00%
Assets		€ 8,050		€ 12,300	[11]	€ 30,316
Additions to non-current assets		60		1		2
Risk-weighted assets	[12]	8,432		8,960		10,757
CRD 4 leverage exposure measure (spot value at reporting date)		2,870		3,126		5,354
Average shareholders equity		€ 4,725		€ 4,864		€ 5,352
Post-tax return on average tangible shareholders equity		54.30%	[2]	0.00%		144.90%	[4]
Post-tax return on average shareholders equity		10.30%		(2.80%)		8.20%
Includes, Net Interest
Net interest income		€ (19)		€ 326		€ 449
Net income (loss) from equity method investments		44		44		34
Includes, Equity Method
Equity method investments		211		203		182
Non-Core Operations Unit [Member]
Segment Results of Operations [Line Items]
Net revenues		0		(382)		794
Provision for credit losses		0		128		51
Noninterest expenses [Abstract]
Compensation and benefits		0		68		86
General and administrative expenses		0		2,678		2,921
Policyholder benefits and claims				0		0
Impairment of goodwill and other intangible assets		0		(49)		0
Restructuring activities		0		(4)		1
Total noninterest expenses		0		2,701		3,006
Noncontrolling interests		0		(4)		1
Income (loss) before income taxes		0		(3,207)		(2,264)
Assets		0	[13]	5,523	[13]	23,007
Additions to non-current assets				0		3
Risk-weighted assets	[14]	0		9,174		32,896
CRD 4 leverage exposure measure (spot value at reporting date)				7,882		36,553
Average shareholders equity		0	[15]	1,682		3,735
Includes, Net Interest
Net interest income				142		272
Net income (loss) from equity method investments				269		20
Includes, Equity Method
Equity method investments				98		166
Consolidation & Adjustments [Member]
Segment Results of Operations [Line Items]
Net revenues		(488)		(471)		179	[16]
Provision for credit losses		0		0		0
Noninterest expenses [Abstract]
Compensation and benefits		3,223		3,101		3,279
General and administrative expenses		(3,000)		(2,979)		(2,299)
Policyholder benefits and claims		0		0		0
Impairment of goodwill and other intangible assets		0		0		0
Restructuring activities		0		(7)		(3)
Total noninterest expenses		223		116		976
Noncontrolling interests		(16)		(46)		(27)
Income (loss) before income taxes		(695)		(541)		(770)
Assets		6,586		40,959		26,305
Additions to non-current assets		1,067		1,517		1,251
Risk-weighted assets		16,734	[17]	15,706	[1]	12,780	[1]
CRD 4 leverage exposure measure (spot value at reporting date)		17,983		40,018		15,587
Average shareholders equity		99		0	[18]	6,377
Includes, Net Interest
Net interest income		1,989		1,724		1,248
Net income (loss) from equity method investments		9		(1)		2
Includes, Equity Method
Equity method investments		€ 10		€ 4		€ (6)

[1]	Risk-weighted assets and capital ratios are based upon CRR/CRD4 fully-loaded
[2]	The post-tax return on average tangible shareholders equity and average shareholders equity at the Group level reflects the reported effective tax rate for the Group, which was 160% for the year ended December31, 2017. For the post-tax return on average tangible shareholders equity and average shareholders equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 33% for the year ended December31, 2017
[3]	The post-tax return on average tangible shareholders equity and average shareholders equity at the Group level reflects the reported effective tax rate for the Group, which was (67)% for the year ended December31, 2016. For the post-tax return on average tangible shareholders equity and average shareholders equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 35% for the year ended December31, 2016
[4]	The post-tax return on average tangible shareholders equity and average shareholders equity at the Group level reflects the reported effective tax rate for the Group, which was (11)% for the year ended December31, 2015. For the post-tax return on average tangible shareholders equity and average shareholders equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 35% for the year ended December31, 2015
[5]	Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances
[6]	Risk-weighted assets and capital ratios are based upon CRR/CRD 4 fully-loaded
[7]	See Note4 Business Segments and Related Information to the consolidated financial statements for a description of how average shareholders' equity is allocated to the divisions
[8]	Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances
[9]	Risk-weighted assets and capital ratios are based upon CRR/CRD 4 fully-loaded
[10]	See Note 4 Business Segments and Related Information to the consolidated financial statements for a description of how average shareholders equity is allocated to the divisions
[11]	Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances
[12]	Risk-weighted assets and capital ratios are based upon CRR/CRD 4 fully-loaded
[13]	Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances
[14]	Risk-weighted assets and capital ratios are based upon CRR/CRD 4 fully-loaded
[15]	See Note 4 Business Segments and Related Information to the consolidated financial statements for a description of how average shareholders equity is allocated to the divisions
[16]	Net interest income and noninterest income
[17]	Risk weighted assets are based upon CRR/CRD 4 fully-loaded. Risk-weighted assets in C&A reflect Treasury and Corporate assets outside the management responsibility of the business segments, primarily the Groups deferred tax assets
[18]	Average shareholders equity in December 2015 represents the difference between the spot values of the segments for the period end and the average Group amount